Exhibit 99.4

Monthly Investor Report: Verizon Master Trust - VZMT 2024-6

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
September 2026		10/20/2026		25		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	8/20/27	08/20/2030	$1,069,212,000.00		4.17%			4.17%
Class A-1b	8/20/27	08/20/2030	$267,300,000.00	29	SOFR +0.67%	10/13/2026	3.84841%	4.52%
Class B	8/20/27	08/20/2030	$102,180,000.00		4.42%			4.42%
Class C	8/20/27	08/20/2030	$61,308,000.00		4.67%			4.67%

Total			$1,500,000,000.00

Series 2024-6 Allocation % x Group One Available Funds	$102,359,477.43
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$102,359,477.43

Beginning of Period Reserve Account Balance	$16,348,773.84
Required Reserve Amount	$16,348,773.84
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$16,348,773.84

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$111.26	$111.26	$0.00	$0.00	$102,359,366.17
Owner Trustee Fee	$15,000.00	$15,000.00	$0.00	$0.00	$102,344,366.17
Asset Representations Reviewer Fee	$53.09	$53.09	$0.00	$0.00	$102,344,313.08
Supplemental ARR Fee	$212.34	$212.34	$0.00	$0.00	$102,344,100.74
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$102,342,850.74
Servicing Fee	$1,127,697.08	$1,127,697.08	$0.00	$0.00	$101,215,153.66
Class A-1a Note Interest	$3,715,511.70	$3,715,511.70	$0.00	$0.00	$97,499,641.96
Class A-1b Note Interest	$972,926.63	$972,926.63	$0.00	$0.00	$96,526,715.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$96,526,715.33
Class B Note Interest	$376,363.00	$376,363.00	$0.00	$0.00	$96,150,352.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$96,150,352.33
Class C Note Interest	$238,590.30	$238,590.30	$0.00	$0.00	$95,911,762.03
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$95,911,762.03
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$95,911,762.03
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$95,911,762.03
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$95,911,762.03
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$95,911,762.03
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$95,911,762.03
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$95,911,762.03
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$95,911,762.03
Class R Interest	$95,911,762.03	$95,911,762.03	$0.00	$0.00	$0.00

Total	$102,359,477.43	$102,359,477.43	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,715,511.70	$0.00	$0.00	$3,715,511.70
Class A-1b	$0.00	$0.00	$972,926.63	$0.00	$0.00	$972,926.63
Class B	$0.00	$0.00	$376,363.00	$0.00	$0.00	$376,363.00
Class C	$0.00	$0.00	$238,590.30	$0.00	$0.00	$238,590.30

Total	$0.00	$0.00	$5,303,391.63	$0.00	$0.00	$5,303,391.63

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.48	$0.00	$3.48	$1,069,212,000.00	1.00	$1,069,212,000.00	1.00
Class A-1b	$1,000.00	$3.64	$0.00	$3.64	$267,300,000.00	1.00	$267,300,000.00	1.00
Class B	$1,000.00	$3.68	$0.00	$3.68	$102,180,000.00	1.00	$102,180,000.00	1.00
Class C	$1,000.00	$3.89	$0.00	$3.89	$61,308,000.00	1.00	$61,308,000.00	1.00

Total	$1,000.00	$3.54	$0.00	$3.54	$1,500,000,000.00	1.00	$1,500,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$750,000,000.00		$750,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.